Income Taxes - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Oct. 01, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
U.S. Federal corporate income tax rate		35.00%
Valuation allowance		$ (19,365)	$ (15,764)
Total interest and penalties		2,300	2,000	$ (100)
Accruals for interest and penalties		5,900	3,600
Liability for selected tax items		$ 22,500	23,700
Range of period where there is possible change in unrecognized tax benefits		12 months
U.S. NOL carryforwards		$ 100,400
Valuation allowance on deferred tax assets		19,100
Undistributed earnings of foreign subsidiaries		327,000
EDC benefits, exemption term	30 years
EDC benefits, decreased foreign taxes		$ 61,200	$ 109,100
EDC benefits, effect on diluted EPS (in dollars per share)		$ 0.47	$ 0.78
Capital Loss Carryforward [Member]
Capital loss carryforwards		$ 23,000
Foreign Subsidiaries [Member]
Deferred tax liability		6,200
Cash and short term investments		112,900
Mauritius And Luxembourg Subsidiary [Member]
Undistributed earnings of foreign subsidiaries		31,900
Foreign earnings repatriated		$ 31,900
Ocwen Mortgage Servicing Inc [Member]
Percentage of income tax credit on qualified income		90.00%
2008 [Member]
Income tax examination, year under examination		2008
2009 [Member]
Income tax examination, year under examination		2009
2010 [Member]
Income tax examination, year under examination		2010
2012 [Member]
Income tax examination, year under examination		2012